Risks and Financial Instruments - Contractual undiscounted cash outflows (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	R$ 13,410,042	[1],[2]
Derivative instruments	1,874,134	[3]
Trade payables	4,682,671
Trade payables - reverse factoring	1,039,366
Leases payable	2,309,776
Financial liabilities of customers	362,581
Contingent consideration	112,196
Other payables	190,090
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	2,363,334	[1],[2]
Derivative instruments	673,031	[3]
Trade payables	4,682,671
Trade payables - reverse factoring	1,039,366
Leases payable	418,450
Financial liabilities of customers	18,670
Contingent consideration	0
Other payables	176,813
Between 1 and 3 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	4,870,579	[1],[2]
Derivative instruments	752,126	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	549,950
Financial liabilities of customers	343,911
Contingent consideration	0
Other payables	11,409
Between 3 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	3,257,994	[1],[2]
Derivative instruments	387,637	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	337,721
Financial liabilities of customers	0
Contingent consideration	112,196
Other payables	1,868
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	2,918,135	[1],[2]
Derivative instruments	61,340	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	1,003,655
Financial liabilities of customers	0
Contingent consideration	0
Other payables	R$ 0

[1]	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
[2]	The interest on loans was estimated based on the US dollar futures contracts, Yen futures contracts, Euro futures contracts and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2023.
[3]	The derivative financial instruments were estimated based on the US dollar futures contracts and the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2023. In the table above, only the hedging instruments with negative results at the time of settlement were considered.